Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Schedule of Joint Venture Share	The Company’s share of the joint venture consists of the following (in $000’s of USD):

Balance, January 1, 2018	$15,727
Share of income for the year	2,381

Balance, December 31, 2018	$18,108

Summary Financial Information Joint Venture

Summarized financial information of Pure Sunfarms (in $000’s of CAD):

	December 31, 2018	December 31, 2017
Current assets
Cash and cash equivalents	$2,362	$2,907
Trade receivables	1,312	—
Inventory	8,356	25
Biological asset	7,388	—
Other current assets	996	210
Non-current assets	67,263	23,384
Current liabilities
Trade payables	(9,361)	(253)
Due to joint venture partners	(26,523)	—
Other current liabilities	(3,582)	(918)
Non-current liabilities	(2,688)	—

Net assets	$45,523	$25,355

	December 31, 2018	December 31, 2017
Reconciliation of net assets:
Accumulated deficit	$5,523	$(645)
Contributions from joint venture partners	40,000	26,000

Net assets	$45,523	$25,355

	Year Ended December 31, 2018	Year Ended December 31, 2017
Revenue	$4,917	$—
Cost of sales*	(1,542)	—
Selling, general and administrative expenses	(3,386)	(880)
Change in fair value of bio-asset	8,785	—

Income (loss) from operations	8,774	(880)
Interest expense, net	(97)	—
Foreign exchange loss	(234)	(4)
Other income, net	24	—

Income (loss) before taxes	8,467	(884)
(Provision for) recovery of income taxes	(2,298)	239

Net income (loss)	$6,169	$(645)

*	Included in cost of sales is CA$276 (US$206) of amortization expense.